Transactions with Related Parties - Additional Information - Management and Directors Fees (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Consultancy fees	$ 490
Exchange rate EUR/USD	1.2